Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit before tax	$ 1,548	$ 1,993	$ 2,227
Finance income and expense	1,260	1,281	1,395
Share of after-tax losses of associates and joint ventures	116	113	55
Depreciation, amortisation and impairment	3,762	3,753	3,036
(Increase)/decrease in trade and other receivables	(898)	(523)	83
Increase in inventories	(316)	(13)	(548)
(Decrease)/increase in trade and other payables and provisions	868	(103)	415
Gains on disposal of intangible assets	(1,243)	(1,885)	(1,518)
Fair value movements on contingent consideration arising from business combinations	(614)	(495)	109
Non-cash and other movements	378	(290)	(524)
Cash generated from operations	4,861	3,831	4,730
Interest paid	(774)	(676)	(698)
Tax paid	(1,118)	(537)	(454)
Net cash inflow from operating activities	2,969	2,618	3,578
Cash flows from investing activities
Non-contingent payments on business combinations			(1,450)
Payment of contingent consideration from business combinations	(709)	(349)	(434)
Purchase of property, plant and equipment	(979)	(1,043)	(1,326)
Disposal of property, plant and equipment	37	12	83
Purchase of intangible assets	(1,481)	(328)	(294)
Disposal of intangible assets	2,076	2,338	1,376
Movement in profit participation liability	150
Purchase of non-current asset investments	(13)	(102)	(96)
Disposal of non-current asset investments	18	24	70
Movement in short-term investments, fixed deposits and other investing instruments	194	405	(345)
Payments to joint ventures	(74)	(187)	(76)
Interest received	124	193	164
Net cash (outflow)/inflow from investing activities	(657)	963	(2,328)
Net cash inflow before financing activities	2,312	3,581	1,250
Cash flows from financing activities
Proceeds from issue of share capital	3,525	34	43
Issue of loans	500	2,971	1,988
Repayment of loans	(1,500)	(1,400)	(1,750)
Dividends paid	(3,592)	(3,484)	(3,519)
Hedge contracts relating to dividend payments	4	(67)	(20)
Repayment of obligations under leases	(186)		(14)
Movement in short-term borrowings	(516)	(98)	336
Net cash outflow from financing activities	(1,765)	(2,044)	(2,936)
Net (decrease)/increase in cash and cash equivalents in the period	547	1,537	(1,686)
Cash and cash equivalents at the beginning of the period	4,671	3,172	4,924
Exchange rate effects	5	(38)	(66)
Cash and cash equivalents at the end of the period	5,223	4,671	3,172
Cash and cash equivalents	5,369	4,831	3,324
Overdrafts	$ (146)	$ (160)	$ (152)